SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Related Party Transactions [Abstract]
Repayment of amount due to director			$ 513,224
Directors’ fee	87,774
Directors’ CPF contribution	75,930	65,648	47,925
Directors’ Remuneration	$ 3,377,458	$ 1,863,168	$ 1,547,698